Fairfax Global Trends Fund
The Fairfax Global Trends Fund
Investment Objective:
The Fund’s investment objective is growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Fairfax Global Trends Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fairfax Global Trends Fund
Investment Management Fees		1.00%
Distribution (12b-l) Fees		0.40%
Other Expenses		1.76%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses	[1]	3.20%
Less Fee Waivers and Reimbursements	[2]	(0.91%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.29%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Pursuant to an Operating and Expense Limitation Agreement with the Company (the Expense Agreement), the Fairfax Global Management, LLC has contractually agreed to reimburse Fund expenses to the extent necessary to limit total annual Fund operating expenses (excluding Acquired Fund Fees and Expenses, brokerage fees and commissions, borrowing costs, taxes and extraordinary expenses such as litigation) to an annual rate of 2.25% of the Funds average daily net assets. The Expense Agreement remains in effect until October 28, 201 3 . The Expense Agreement may be terminated at any time, and without the payment of any penalty, by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fairfax Global Trends Fund	232	901	1,595	3,441

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 494 % of the average value of its portfolio.

Principal Investment Strategies of the Fund:

The Fund invests in a diversified portfolio of securities of companies worldwide and exchange traded funds (ETFs) that meet the Fund's investment criteria. The Fund is actively managed and may invest anywhere globally in the U.S. and foreign markets but substantially outside the U.S. in ETFs, equities and bonds. The Fund may invest in common stock, preferred stock and ADRs of companies listed on any of the U.S. stock exchanges, currencies of other countries, corporate bonds and municipal bonds of any duration and quality, bonds from other countries and U.S Treasury obligations of any duration.  The Portfolio manager uses a “relative strength” approach to choosing investments, emphasizing a selection process favoring positions with potential for growth.

The Fund invests in a diversified asset allocation of countries, regions, sectors and industries. “Trends’ means that the Fund invests in a diversified allocation of sectors and industries and when the Portfolio manager believes that the markets are in a long-term uptrend the Fund will invest in securities of companies worldwide of all capitalizations, or through ETFs holding such companies, that the Portfolio manager believes have a potential for capital growth. However, the Fund may, when   the portfolio manager believes the markets are in a  downtrend, invest the portfolio predominantly or completely in certain fixed income securities including U.S. government securities, and ETFs that invest in such securities, and other investments that it believes may help to protect and preserve shareholder capital.

The portfolio manager may also utilize certain “values-based” non-financial investment analysis and screening that is intended to specifically seek out companies that support traditional family values and positive global values such as respect for human life and dignity, while avoiding industries and activities that do not support human life, and/or promote pornography, gambling, alcohol and tobacco production.  Such analysis and screening will not apply to potential and actual investments in ETFs.  See "Investment Selection Process”.

Principal Risks of Investing in the Fund:

You could lose money on your investment in the Fund.    As with any fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. The Fund may be suitable for the more aggressive section of an investor’s portfolio.  Though the investment discipline that the portfolio manager uses in its management of the Fund includes elements designed to reduce the volatility and exposure to loss that are inherent in the stock markets, the Fund is best suited for people who want to grow their capital over the long term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Equity Securities Risk.   Equity securities and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, interest rate fluctuations or economic developments.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Interest Rate Risk.  Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

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Market Risk and Selection Risk.   Market risk is the risk that one or more markets in which the Fund invests may go down in value.  Selection risk is the risk that the securities selected by Fund management may underperform the market or other securities selected by other funds.

Investing in ETFs. The Fund may invest in exchange-traded funds (“ETF”), including short or leveraged ETFs. (See also “Derivatives Risks” below and in the “Investment Risks” section of this prospectus).   The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Values Based Screening.   The portfolio manager cannot guarantee that it will be successful in identifying companies that will satisfy its values-based investment screening process nor that it will be able to invest in them at a suitable price and quantity.  The Fund utilizes IW Financial to provide values based investment screening services. There can be no guarantee that firm will continue to make available such services or, if they did not, that a suitable replacement could be found.

Portfolio Turnover Risk.   The annual portfolio turnover rate is the number of times the Fund’s portfolio securities are replaced in a period of one year.    Increased portfolio turnover necessarily results in correspondingly higher brokerage costs that the Fund must pay, which may negatively impact the portfolio’s performance, and may result in accelerated realization of capital gains for federal income tax purposes.   The portfolio manager believes that high turnover is a function of the investment style of the Fund.

Temporary Defensive Strategy.    If the portfolio manager believes the markets are in a sustained downtrend, the Fund may predominantly or completely invest in U.S. Treasury bills, bond ETFs, commercial paper of major global corporations or other investments at the discretion of the portfolio manager. This could reduce the benefit from an upswing in the market, and the Fund may not achieve its investment objective of growth of capital when it is so invested.

Foreign Securities Risks.  Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks that may not be present in U.S. investments that can increase the chances that the Fund will lose money. These risks include foreign economy risk, currency risk, governmental supervision and regulation/accounting risk, risks of holding funds outside of the United States, and settlement risk.

Foreign Economy Risk ..  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

Currency Risk.   Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws.

Certain Risks of Holding Fund Assets Outside the United States. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States.

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, emerging markets have far lower trading volumes and less liquidity than developed markets.

Call Risk.   Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk.   Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due, at all, or otherwise default on its obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Derivatives Risks.  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will default and not fulfill its contractual obligation.

The Fund may invest in leveraged ETFs, which are exchange-traded funds (ETFs) that use financial derivatives and debt to amplify the returns of an underlying index.  These funds aim to keep a constant amount of leverage during the investment time frame, such as a 2:1 or 3:1 ratio.  Leveraged ETFs aim to deliver a stated multiple of the index return (or in some cases a multiple of the inverse of the return on that index) on a daily basis, which means that holding the leveraged ETF longer than a day, especially when the index has large ups and downs, can lead to unexpectedly negative results because of the daily rebalancing.  Whenever the index declines, a leveraged ETF sells its exposure to the index and reduces its debt level in order to maintain its target leverage ratio. This locks in losses and reduces the leveraged ETF’s asset base, making it much harder to recover gains in the next market upturn.  Furthermore, leveraged ETFs have interest costs, transaction costs, expenses, and costs of capital. These costs reduce returns.

Small Cap and Emerging Growth Securities Risk.  Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel.

Money Market Instruments .. When the portfolio manager does not believe that the markets are in a long-term uptrend, the Fund may invest in money market instruments. Holding cash or cash equivalents could reduce the benefit from any upswing in the market.

For additional information about the Fund’s primary risks, see the “Investment Risks” section of this prospectus and “Investment Risks and Considerations” section in the Fund’s Statement of Additional Information.

Performance:

The bar chart below and table that follows will give you some idea of the risks involved in investing in the Fund by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of a market index.  The bar chart shows changes in the Fund’s performance from year to year and does not reflect the deduction of any sales charges applicable during those years.  If the effect of a sales charge was reflected, returns would have been lower than those shown.  The returns in the performance table include the effect of a sales charge.   As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The predecessor to the Fund, the Dominion Insight Growth Fund, was reorganized into the Shepherd Large Cap Growth Fund which commenced operations on April 16, 2002. The Shepherd Large Cap Growth Fund changed its name to the Shepherd Fund in August 2008, to the Foxhall Global Trends Fund in December 2009, and subsequently changed its name to the Fairfax Global Trends Fund in September 2012.

Performance Bar Chart For Calendar Years Ended December 31

During the periods shown in the chart, the highest return for a quarter was 15.33% (quarter ended 6/30/03) and the lowest return for a quarter was - 25.65% (quarter ended 9/30/11).
Average Annual Total Returns		Label	1 Year	5 Years	Since Inception	Inception Date
Fairfax Global Trends Fund		Return Before Taxes	(19.88%)	(2.57%)	(0.53%)	Apr. 16, 2002
Fairfax Global Trends Fund After Taxes on Distributions	[1]		(25.03%)	(3.85%)	(1.20%)
Fairfax Global Trends Fund After Taxes on Distributions and Sale of Fund Shares	[1]		(12.70%)	(2.85%)	(0.81%)
Fairfax Global Trends Fund S&P 500	[2]		2.11%	(0.25%)	3.40%
Fairfax Global Trends Fund Dow Jones Global Index TR	[3]		(7.77%)	(1.50%)	5.18%
[1]	After-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the United States stock market. Index returns assume reinvestment of dividends. Unlike the Funds returns, index returns do not reflect any fees or expenses; such costs would lower performance. It is not possible to invest directly in an index.
[3]	The Dow Jones Global Index TR(SM) is a broad yet investable measure of the global stock market. It targets 95% coverage of markets open to foreign investment. The index currently tracks 42 countries, including 25 developed markets and 17 emerging markets. Index returns assume reinvestment of dividends. Unlike the Funds returns, index returns do not reflect any fees or expenses; such costs would lower performance. It is not possible to invest directly in an index.